Trade and Other Payables - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Payables [Line Items]
Interest payable	£ 61	£ 51
Deferred income	4	5
FII GLO deferred income	963	963
Trade payables	£ 3,453	£ 3,557
Percentage of trade and other payables denominated in other than the functional currency of the subsidiary	6.00%	5.00%
Sundry Payables
Trade And Other Payables [Line Items]
Cash collected debt factoring arrangements	£ 115	£ 118
Supply Chain Financing Arrangements
Trade And Other Payables [Line Items]
Trade payables	£ 71	£ 45